Expense Example, No Redemption - QS Variable Growth	May 01, 2021 USD ($)
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	456
Expense Example, No Redemption, 10 Years	1,015
Class II
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	109
Expense Example, No Redemption, 3 Years	340
Expense Example, No Redemption, 5 Years	589
Expense Example, No Redemption, 10 Years	$ 1,304